Convertible Note Payable (Tables)	9 Months Ended
Sep. 30, 2017
Line of Credit/Note Payable/Convertible Note Payable [Abstract]
Schedule of convertible notes payable

	Outstanding Principal as of					Warrants
	September 30, 2017	December 31, 2016	Interest Rate	Conversion Price	Maturity Date	Quantity	Exercise Price
November - December, 2016	200,000	400,000	10%	0.30	November 1, 2017	400,000	0.30
December 27, 2016	-	100,000	10%	0.30	December 27, 2017	100,000	0.30
June, 2017	121,500	-	12%	Not Applicable	September 1, 2017	114,700	0.20
July, 2017	-	-	8.5%	0.20(*)	April 11, 2018	350,000	0.20
August – September 2017	1,618,611	-	15%	0.20(*)	August – September 2019	8,093,052	0.20
	1,940,111	500,000
Less: Debt Discount	(177,971)	(184,398)
Less: Debt Issuance Costs	(34,997)	(46,779)
	1,727,143	268,823
Less: Current Debt	(375,482)	(268,823)
Total Long-Term Debt	$1,351,661	$-